Share-based Employee Compensation (Performance Awards) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based employee compensation	$ 9.9	$ 11.5	$ 50.4	$ 48.4	$ 44.4